AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 86.2%
Communication Services - 17.2%
Alphabet, Inc., Class C*	1,000	$2,792,990
Bolloré SA (France)	2,860,000	14,976,205
Fox Corp., Class B	130,000	4,716,400
News Corp., Class A	130,000	2,879,500
Reading International, Inc., Class A*	320,000	1,369,600
Tohokushinsha Film Corp. (Japan)	200,000	1,019,275
The Walt Disney Co.*	10,000	1,371,600

Total Communication Services		29,125,570
Consumer Discretionary - 9.9%
Booking Holdings, Inc.*	1,000	2,348,450
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	406,891
Continental AG (Germany)*	10,000	716,862
Daewon San Up Co., Ltd. (South Korea)	96,817	493,691
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	80,000	804,703
HI-LEX Corp. (Japan)	700,000	6,845,972
Hyundai Home Shopping Network Corp. (South Korea)	60,000	2,968,383
Hyundai Mobis Co., Ltd. (South Korea)	9,000	1,586,256
Rinnai Corp. (Japan)	8,000	598,430

Total Consumer Discretionary		16,769,638
Consumer Staples - 11.8%
Associated British Foods PLC (United Kingdom)	125,000	2,715,393
The Coca-Cola Co.	25,000	1,550,000
Hengan International Group Co., Ltd. (China)	37,000	170,488
Ingredion, Inc.	8,500	740,775
KT&G Corp. (South Korea)	110,000	7,318,306
PepsiCo, Inc.	20,000	3,347,600
The Procter & Gamble Co.	16,000	2,444,800
Sysco Corp.	20,000	1,633,000

Total Consumer Staples		19,920,362
Energy - 10.1%
Canadian Natural Resources, Ltd. (Canada)	170,000	10,536,600
Total Energy Services, Inc. (Canada)*	950,000	5,927,289
Weatherford International PLC*	20,000	666,000

Total Energy		17,129,889
Financials - 3.8%
The Bank of New York Mellon Corp.	10,000	496,300
The Charles Schwab Corp.	30,000	2,529,300
State Street Corp.	30,000	2,613,600
U.S. Bancorp	13,000	690,950

Total Financials		6,330,150
	Shares	Value
Health Care - 1.4%
Johnson & Johnson	12,000	$2,126,760
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	195,927

Total Health Care		2,322,687
Industrials - 20.1%
AMERCO	4,000	2,387,760
Brenntag SE (Germany)	40,000	3,225,261
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,781,389
Compagnie de L'Odet SA (France)	4,500	5,511,277
Komelon Corp. (South Korea)	80,000	818,031
Mitsuboshi Belting, Ltd. (Japan)	2,965	49,018
MSC Industrial Direct Co., Inc., Class A	7,000	596,470
Ocean Wilsons Holdings, Ltd. (Bermuda)[1]	400,000	5,293,691
Parker Corp. (Japan)	150,000	574,675
Rix Corp. (Japan)	60,000	810,536
Sam Yung Trading Co., Ltd. (South Korea)	60,000	706,386
Samsung C&T Corp. (South Korea)	86,000	8,029,853
Yuasa Trading Co., Ltd. (Japan)	90,000	2,128,268

Total Industrials		33,912,615
Information Technology - 6.0%
CAC Holdings Corp. (Japan)	240,000	2,760,411
Cognizant Technology Solutions Corp., Class A	25,000	2,241,750
Hochiki Corp. (Japan)	160,000	1,614,465
INFOvine Co., Ltd. (South Korea)	40,000	790,779
Microsoft Corp.	7,000	2,158,170
Oracle Corp.	6,000	496,380

Total Information Technology		10,061,955
Materials - 5.9%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,019,347
Kohsoku Corp. (Japan)	90,000	1,176,869
Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,895,505
The Pack Corp. (Japan)	60,000	1,260,317
Trecora Resources*	550,000	4,653,000

Total Materials		10,005,038

Total Common Stocks (Cost $121,462,829)		145,577,904

Principal Amount
Corporate Bonds and Notes - 0.6%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$806,000	801,970

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 0.1%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	$208,000	$215,280

Total Corporate Bonds and Notes (Cost $968,904)		1,017,250

	Shares
Preferred Stocks - 11.3%
Consumer Discretionary - 1.9%
Hyundai Motor Co., 5.630% (South Korea)	45,000	3,183,146
Consumer Staples - 1.5%
Amorepacific Corp., 1.270% (South Korea)	25,000	1,634,863
LG Household & Health Care, Ltd., 2.440% (South Korea)	2,100	875,601

Total Consumer Staples		2,510,464
Information Technology - 7.9%
Samsung Electronics Co., Ltd., 2.400% (South Korea)	260,000	13,472,017

Total Preferred Stocks (Cost $17,465,517)		19,165,627

Principal Amount
Short-Term Investments - 1.1%
Joint Repurchase Agreements - 0.0%#,3
HSBC Securities USA, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $69,001 (collateralized by various U.S. Treasuries, 0.000% - 5.250%, 08/15/22 - 08/15/50, totaling $70,380)	$69,000	69,000

	Shares	Value
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.19%[4]	1,188,110	$1,188,110
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.25%[4]	612,057	612,057

Total Other Investment Companies		1,800,167

Total Short-Term Investments (Cost $1,869,167)		1,869,167
Total Investments - 99.2% (Cost $141,766,417)		167,629,948
Other Assets, less Liabilities - 0.8%		1,283,620
Net Assets - 100.0%		$168,913,568

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $66,171 or less than 0.05% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $1,017,250 or 0.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,984,230	$30,928,385	—	$33,912,615
Communication Services	13,130,090	15,995,480	—	29,125,570
Consumer Staples	9,716,175	10,204,187	—	19,920,362
Energy	17,129,889	—	—	17,129,889
Consumer Discretionary	2,348,450	14,421,188	—	16,769,638
Information Technology	4,896,300	5,165,655	—	10,061,955
Materials	4,653,000	5,352,038	—	10,005,038
Financials	6,330,150	—	—	6,330,150
Health Care	2,126,760	195,927	—	2,322,687
Corporate Bonds and Notes†	—	1,017,250	—	1,017,250
Preferred Stocks†	—	19,165,627	—	19,165,627
Short-Term Investments
Joint Repurchase Agreements	—	69,000	—	69,000
Other Investment Companies	1,800,167	—	—	1,800,167
Total Investments in Securities	$65,115,211	$102,514,737	—	$167,629,948

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	3.3
Canada	9.9
China	0.1
France	12.4
Germany	2.4
Japan	12.9
Malaysia	2.3
South Korea	26.4
United Kingdom	1.6
United States	28.7
100.0

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$66,171	$69,000	—	$69,000
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.